INCOME TAXES	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 11 — INCOME TAXES

General Agriculture Corporation and its U.S. subsidiary, General Red Holding Inc., (collectively referred to as the “US entities”) are each subject to US tax and file US federal income tax returns. The US entities are Delaware corporations and conduct all of their businesses through their Chinese subsidiaries. No provision for US federal income taxes were made for the three and nine months ended June 30, 2015 and 2014 as the US entities incurred losses.
General Agriculture Corporation’s offshore subsidiary, Han Glory International, is not subject to tax on income or capital gains under the laws of the British Virgin Islands. Another offshore subsidiary, Greater China
International, did not earn any income that was derived in Hong Kong for the three and nine months ended June 30, 2015 and 2014, and therefore was not subject to Hong Kong Profit tax.
Under the Corporate Income Tax Law of the PRC, the corporate income tax rate is 25%. However, as an agricultural company engaged in cultivation, General Fruit has been approved for a tax exemption since its formation. General Preservation was also approved for such exemption from income tax for the years 2015 and 2014. As a result, for the three and nine months ended June 30, 2015 and 2014, there was no income tax provision for the Company.
The US shell company has net operating losses amounting to approximately $2,073,033 and $1,497,945 as of June 30, 2015 and September 30, 2014. These carryforwards will expire, if not utilized by June 2035 and September 2034, respectively. Management believes that it is more likely than not that the benefit from the NOL carryforwards will not be realized. In recognition of this uncertainty, we have provided a valuation allowance against the deferred tax asset relating to these NOL carryforwards. Management will review this valuation allowance periodically and make adjustments as needed.
The following table reconciles the U.S. statutory rates to the Company’s effective tax rate as of the:

	Nine Months Ended June 30,
	2015	2014
U.S. Statutory rate	34%	34%
Foreign income not recognized in the U.S.	-34%	-34%
PRC statutory income tax rate	25%	25%
Tax exemption	-25%	-25%
Effective income tax rate	—	—

NOTE 10 — INCOME TAXES

General Agriculture Corporation and General Red Holding Inc. (collectively referred to as the “US entities”) are each subject to US tax and file US federal income tax returns. The US entities are Delaware corporations and conduct all of their businesses through their Chinese subsidiaries. No provision for US federal income taxes was made for the years ended September 30, 2014 and 2013 as the US entities incurred losses.
Han Glory International is not subject to tax on income or capital gains under the laws of the British Virgin Islands. Greater China International did not earn any income that was derived in Hong Kong for the years ended September 30, 2014 and 2013, and therefore was not subject to Hong Kong Profit tax.
Under the Corporate Income Tax Law of the PRC, the corporate income tax rate is 25%. However, as an agricultural company engaged in cultivation, General Fruit has been approved for a tax exemption since its formation. General Preservation was also approved for such exemption from income tax for the years 2014 and 2013. As a result, for the years ended September 30, 2014 and 2013, there was no income tax provision for the Company. All years income tax returns for PRC entities are open for statutory examination by tax authorities.
The US entities had net operating losses (“NOL”) amounting to approximately $890,000 and $343,000 during the years ended September 30, 2014 and 2013, respectively. These carryforwards will expire, if not utilized by 2034 and 2033, respectively. Management believes that it is more likely than not that the benefit from the NOL carryforwards will not be realized. In recognition of this risk, the Company has provided a 100% valuation allowance at September 30, 2014 and no deferred tax asset benefit has been recorded. For the years ended September 30, 2104 and 2013, the valuation allowance were $509,301 and $206,627, respectively, and the net change in the valuation allowance was increased $302,674 and $116,527, respectively. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary. As of September 30, 2014, the tax years ended September 30, 2012 through September 30, 2014 for the US entities remain open for statutory examination by tax authorities.
The summary of the deferred income tax asset for US entities is as follows:

	September 30, 2014	September 30, 2013
Beginning balance	$607,725	$265,000
Addition: Net operating loss	890,220	342,725
Total – Net operating loss carryforwards	1,497,945	607,725
Effective tax rate	34%	34%
Deferred tax asset	509,301	206,627
Valuation allowance	(509,301)	(206,627)
Ending balance	—	—

The following table reconciles the U.S. statutory rate to the Company’s effective tax rate as of the:

	For the Years Ended September 30,
	2014	2013
U.S. Statutory rate	34%	34%
Foreign income not taxable in the U.S.	-34%	-34%
PRC statutory income tax rate	25%	25%
Tax exemption in PRC	-25%	-25%
Effective income tax rate	—	—